Note 12 - Amount Recognized in Statement of Comprehensive (Loss)/Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest Rate Swap [Member]
Derivative instruments, changes in fair vlaue	$ (156)
Interest rate swaps– reversal of realized loss		225
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair vlaue	1,376	367
Total	$ 1,220	$ 592